Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 271,518	$ 322,006	$ 193,331
U.S. [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	138,515	211,294	124,375
EMEA [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	93,243	78,686	45,859
Asia Pacific [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	24,396	23,341	14,211
Other [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 15,364	$ 8,685	$ 8,886